UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7278

        Nuveen Arizona Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:         10/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ)
	October 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.4% (1.0% of Total Investments)
$ 895	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$940,385
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 16.1% (11.2% of Total Investments)
1,000	Arizona State University, Certificates of Participation, Series 2002, 5.375%, 7/01/19 –	7/12 at 100.00	AAA	1,081,950
	MBIA Insured
1,000	Arizona State University, System Revenue Bonds, Series 2002, 5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AAA	1,056,430
	Arizona State University, System Revenue Bonds, Series 2005:
2,455	5.000%, 7/01/20 – AMBAC Insured	7/15 at 100.00	AAA	2,643,421
1,500	5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	AAA	1,612,845
1,250	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University,	5/11 at 101.00	A–	1,340,950
	Series 2001A, 5.875%, 5/15/31
1,050	Northern Arizona University, System Revenue Bonds, Series 2002, 5.000%, 6/01/34 – FGIC Insured	6/12 at 100.00	AAA	1,093,239
1,500	Tempe Industrial Development Authority, Arizona, Lease Revenue Bonds, Arizona State University	7/13 at 100.00	AAA	1,572,180
	Foundation Project, Series 2003, 5.000%, 7/01/34 – AMBAC Insured

9,755	Total Education and Civic Organizations			10,401,015

	Health Care – 12.3% (8.6% of Total Investments)
800	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	A	883,592
	1999A, 6.625%, 7/01/20
1,450	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	11/09 at 100.00	Baa3	1,523,762
	Hospital, Series 1999A, 6.125%, 11/15/22
675	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	691,409
	Network, Series 2005B, 5.000%, 12/01/37
550	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds,	5/16 at 100.00	AA	578,754
	Mayo Clinic, Series 2006, 5.000%, 11/15/36
2,150	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	2,284,311
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
385	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005,	4/15 at 100.00	Baa1	403,018
	5.000%, 4/01/16
515	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	11/10 at 101.00	AA	565,691
	Financing Authority, Hospital Revenue Bonds, Hospital de la Concepcion, Series 2000A,
	6.375%, 11/15/15
1,055	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial	6/08 at 101.00	N/R	1,029,089
	Hospital, Series 1998, 5.500%, 6/01/22

7,580	Total Health Care			7,959,626

	Housing/Multifamily – 6.8% (4.7% of Total Investments)
400	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	6/11 at 102.00	Aaa	422,296
	Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative
	Minimum Tax)
530	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing	4/15 at 100.00	Aaa	541,973
	Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)
3,215	Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds,	7/10 at 101.00	AA	3,414,041
	Christian Care Project, Series 2000A, 5.625%, 7/01/20 – RAAI Insured

4,145	Total Housing/Multifamily			4,378,310

	Industrials – 2.1% (1.5% of Total Investments)
1,345	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds,	3/28 at 100.00	BBB	1,349,479
	Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative
	Minimum Tax)

	Long-Term Care – 0.5% (0.4% of Total Investments)
345	Mohave County Industrial Development Authority, Arizona, GNMA Collateralized Healthcare	11/06 at 103.00	AAA	355,943
	Revenue Refunding Bonds, Chris Ridge and Silver Village Projects, Series 1996, 6.375%, 11/01/31

	Tax Obligation/General – 5.5% (3.8% of Total Investments)
630	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AAA	677,710
	Series 2006C, 5.000%, 7/01/24 – MBIA Insured
1,525	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds,	7/14 at 100.00	AAA	1,632,558
	Series 2004A, 5.000%, 7/01/21 – FSA Insured
330	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.375%, 7/01/28	7/11 at 100.00	BBB	348,978
750	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/19 –	No Opt. Call	AAA	871,860
	FGIC Insured

3,235	Total Tax Obligation/General			3,531,106

	Tax Obligation/Limited – 39.7% (27.7% of Total Investments)
2,000	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.750%,	7/14 at 100.00	AAA	2,260,000
	7/01/18 – AMBAC Insured
	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility
	Project, Series 2003A:
1,000	5.375%, 7/01/20 – MBIA Insured	7/13 at 100.00	Aaa	1,094,090
1,000	5.375%, 7/01/21 – MBIA Insured	7/13 at 100.00	Aaa	1,089,480
	Bullhead City, Arizona, Special Assessment Bonds, Parkway District Improvements, Series 1993:
720	6.100%, 1/01/08	1/07 at 100.00	Baa2	722,736
775	6.100%, 1/01/09	1/07 at 100.00	Baa2	777,883
482	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	534,866
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A:
740	5.000%, 8/01/23 – MBIA Insured	8/16 at 100.00	AAA	795,197
875	5.000%, 8/01/25 – MBIA Insured	8/16 at 100.00	AAA	937,353
1,280	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006, 5.000%,	8/16 at 100.00	AAA	1,379,750
	8/01/22 – MBIA Insured
575	Marana Municipal Property Corporation, Arizona, Revenue Bonds, Series 2003, 5.000%, 7/01/28 –	7/13 at 100.00	AAA	603,008
	AMBAC Insured
3,400	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%,	6/12 at 100.00	Aaa	3,682,132
	6/01/18 – AMBAC Insured
3,400	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 –	7/15 at 100.00	AAA	3,632,628
	FSA Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Subordinate Lien Excise Tax Revenue Bonds,	7/13 at 100.00	AAA	2,139,460
	Series 2003A, 5.000%, 7/01/21 – MBIA Insured
1,200	Prescott Valley Municipal Property Corporation, Arizona, Municipal Facilities Revenue Bonds,	1/13 at 100.00	AAA	1,255,920
	Series 2003, 5.000%, 1/01/27 – FGIC Insured
1,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB	1,048,470
	Bonds, Series 2002D, 5.125%, 7/01/24
1,610	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	AAA	1,714,103
	Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured
1,350	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	AAA	1,474,375
500	Tucson, Arizona, Certificates of Participation, Series 2000, 5.700%, 7/01/20 – MBIA Insured	7/08 at 100.00	AAA	515,590

23,907	Total Tax Obligation/Limited			25,657,041

	U.S. Guaranteed – 22.2% (15.5% of Total Investments) (4)
1,000	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health	12/10 at 102.00	BBB (4)	1,143,030
	Network, Series 2000, 7.000%, 12/01/25 (Pre-refunded 12/01/10)
1,250	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds,	No Opt. Call	AAA	1,542,437
	Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – MBIA Insured (ETM)
3,000	Mesa Industrial Development Authority, Arizona, Revenue Bonds, Discovery Health System, Series	1/10 at 101.00	AAA	3,216,630
	1999A, 5.750%, 1/01/25 (Pre-refunded 1/01/10) – MBIA Insured
2,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/10 at 101.00	AAA	2,184,180
	Series 2000, 6.000%, 7/01/24 (Pre-refunded 7/01/10) – FGIC Insured
	Phoenix Industrial Development Authority, Arizona, Government Office Lease Revenue Bonds,
	Capitol Mall LLC, Series 2000:
700	5.375%, 9/15/22 (Pre-refunded 9/15/10) – AMBAC Insured	9/10 at 100.00	AAA	745,941
2,000	5.500%, 9/15/27 (Pre-refunded 9/15/10) – AMBAC Insured	9/10 at 100.00	AAA	2,140,220
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.500%,	7/10 at 101.00	BBB+ (4)	1,107,680
	7/01/27 (Pre-refunded 7/01/10)
1,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	A3 (4)	1,662,525
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
600	Tucson, Arizona, Junior Lien Street and Highway User Revenue Bonds, Series 2000E, 5.000%,	7/10 at 100.00	AAA	629,742
	7/01/18 (Pre-refunded 7/01/10) – FGIC Insured

13,050	Total U.S. Guaranteed			14,372,385

	Utilities – 12.2% (8.5% of Total Investments)
1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds,	No Opt. Call	AA	1,111,160
	Hoover Project, Series 2001, 5.250%, 10/01/15
765	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding	1/07 at 100.50	AAA	767,869
	Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured
2,170	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/27 –	7/15 at 100.00	AAA	2,315,216
	XLCA Insured
530	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/13 at 100.00	Aa1	561,058
	Revenue Bonds, Series 2002B, 5.000%, 1/01/22
	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System
	Revenue Refunding Bonds, Series 2002A:
2,000	5.125%, 1/01/27	1/12 at 101.00	Aa1	2,116,140
1,000	5.000%, 1/01/31	1/12 at 101.00	Aa1	1,047,710

7,465	Total Utilities			7,919,153

	Water and Sewer – 23.9% (16.6% of Total Investments)
1,825	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds, Series 2004A,	10/14 at 100.00	AAA	1,965,306
	5.000%, 10/01/19
1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation,	7/14 at 100.00	AAA	1,063,592
	Series 2004, 5.000%, 7/01/24 – XLCA Insured
3,500	Glendale, Arizona, Water and Sewer Revenue Bonds, Subordinate Lien, Series 2003, 5.000%,	7/13 at 100.00	AAA	3,682,981
	7/01/28 – AMBAC Insured
600	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AAA	637,662
	2003, 5.000%, 7/01/23 – MBIA Insured
1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds,	7/14 at 100.00	AAA	1,503,239
	Series 2004, 5.000%, 7/01/24 – MBIA Insured
1,500	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/12 at 100.00	AAA	1,572,585
	2002, 5.000%, 7/01/26 – FGIC Insured
3,295	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	3,530,395
	2005, 5.000%, 7/01/23 – MBIA Insured
1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,466,350
	Bonds, Series 2001, 5.500%, 7/01/21 – FGIC Insured

14,390	Total Water and Sewer			15,422,110

$ 86,112	Total Long-Term Investments (cost $87,717,790) – 142.7%			92,286,553

	Short-Term Investments – 0.8% (0.5% of Total Investments)
500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	500,000
	Obligations, Series 1985, 3.410%, 12/01/15 – MBIA Insured (5)

$ 500	Total Short-Term Investments (cost $500,000)			500,000

	Total Investments (cost $88,217,790) – 143.5%			92,786,553

	Other Assets Less Liabilities – 2.9%			1,864,831

	Preferred Shares, at Liquidation Value – (46.4)%			(30,000,000)

	Net Assets Applicable to Common Shares – 100%			$64,651,384

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At October 31, 2006, the cost of investments was $88,195,730.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$4,601,756
Depreciation	(10,933)

Net unrealized appreciation (depreciation) of investments	$4,590,823

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Premium Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         December 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         December 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        December 28, 2006

* Print the name and title of each signing officer under his or her signature.